CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Accounts receivable, net of allowance	$ 2,299	$ 1,263	$ 0
Prepaid expenses and other current assets, net of allowance	1	1	0
Long-term investments, net of allowance	113	126	0
Other assets, net of allowance	$ 1	$ 1	$ 0
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par or stated value per share		$ 0	$ 0
Common stock, shares issued		10,000	0
Common stock, shares outstanding		10,000	0
Common Class A [Member]
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	44,102,041	15,619,004
Common stock, shares outstanding	44,102,041	15,619,004
Common Class V [Member]
Common stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1	1	1
Common stock, shares issued	1	1	1
Common stock, shares outstanding	1	1	1